SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments in Limited Partnerships
Investment	$ 4.0	$ 4.2
Income Taxes
Tax benefit	$ 0
Buildings and related components | Minimum
Bank Premises and Equipment
Useful lives	5 years
Buildings and related components | Maximum
Bank Premises and Equipment
Useful lives	40 years
Furniture, fixtures and equipment | Minimum
Bank Premises and Equipment
Useful lives	3 years
Furniture, fixtures and equipment | Maximum
Bank Premises and Equipment
Useful lives	10 years